Supplemental Disclosures with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows Tables
Schedule of Cash Flow, Supplemental Disclosures
	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period from the date of inception on February 10, 1997 to December 31, 2012 (Unaudited)
	$	$	$

Cash paid during the year for interest	—	174	12,480
Cash paid during the year for income taxes	—	—	—

Non-cash investing and financing activities
Common shares issued on acquisition of BML	—	—	421,390
Common shares issued on acquisition of Valentine Gold Claim	—	—	2,150,000
Common shares issued for debt	87,000	—	419,876